Lease	6 Months Ended
Jun. 30, 2023
Lease
Lease

5.Lease

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets	2,207	1,362
Operating lease liabilities	2,035	1,244

The following table presents operating lease cost reported in the consolidated statements of comprehensive (loss) income related to the Group’s leases:

	As of December 31,	As of June30,
	2022	2023
	RMB	RMB
Operating lease cost	714	698
Short-term lease cost	7,821	929
Total	8,535	1,627

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2022 and June 30, 2023 to the present value of its operating lease payments:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
2023	1,295	484
2024	804	792
Total undiscounted operating lease payments	2,099	1,276
Less: imputed interest	(64)	(32)
Present value of operating lease liabilities	2,035	1,244